Securities (Narrative) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 363,561	$ 363,473
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	238,677	240,439
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Debt Securities Held Net of allowance	$ 124,884	$ 123,034